Financial Instruments (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financial Instruments [Abstract]
Material amounts in trade or other receivables
Increase decrease market price	$ 10
10% increase (decrease) in the market price of securities held foreign currency effects on net income	1,100,000
10% increase (decrease) in the market price of securities held foreign currency effects on comprehensive income	$ 100,000